PREPAYMENTS AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Reserve for Unrecoverable Deposits [Member] USD ($)	Dec. 31, 2012 Reserve for Unrecoverable Deposits [Member] CNY	Dec. 31, 2011 Reserve for Unrecoverable Deposits [Member] CNY	Dec. 31, 2010 Reserve for Unrecoverable Deposits [Member] CNY
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Deposits to a hospital			15,000
Prepayments to suppliers	123	769	1,490
Due from suppliers	1,534	9,559	9,661
Advances to hospitals	5,238	32,632	25,598
Advances to employees	2,158	13,442	5,987
Deferred costs	995	6,200	6,200
Others	2,430	15,140	6,949
Prepayments and other current assets, gross	12,478	77,742	70,885
Reserve for unrecoverable deposits	(1,648)	(10,270)	(10,619)
Prepayments and other current assets	10,830	67,472	60,266
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year				1,704	10,619	706
Provisions for the year						9,913	706
Foreign currency translation				(56)	(349)
Balance at end of the year				$ 1,648	10,270	10,619	706